Hyundai Auto Receivables Trust 2012-B
Monthly Servicing Report

Collection Period	October 2012
Distribution Date	11/15/12
Transaction Month	4
30/360 Days	30
Actual/360 Days	31

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	June 30, 2012
Closing Date:	July 19, 2012

	Dollars	Units	WAC	WARM
Original Pool Balance:	$1,523,858,247.26	85,474	4.43%	53.55
Original Adj. Pool Balance:	$1,495,601,319.13

		Dollar Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	Fixed	$341,000,000.00	22.377%	0.29286%	July 15, 2013
Class A-2 Notes	Fixed	$390,000,000.00	25.593%	0.54000%	January 15, 2015
Class A-3 Notes	Fixed	$469,000,000.00	30.777%	0.62000%	September 15, 2016
Class A-4 Notes	Fixed	$181,940,000.00	11.939%	0.81000%	March 15, 2018
Class B Notes	Fixed	$27,670,000.00	1.816%	1.39000%	March 15, 2018
Class C Notes	Fixed	$42,620,000.00	2.797%	1.95000%	October 15, 2018
Total Securities		$1,452,230,000.00	95.300%

Overcollateralization		$43,371,319.13	2.846%
YSOA		$28,256,928.13	1.854%
Total Original Pool Balance		$1,523,858,247.26	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$190,123,960.47	0.5575483	$144,646,814.09	0.4241842	$45,477,146.38
Class A-2 Notes	$390,000,000.00	1.0000000	$390,000,000.00	1.0000000	$-
Class A-3 Notes	$469,000,000.00	1.0000000	$469,000,000.00	1.0000000	$-
Class A-4 Notes	$181,940,000.00	1.0000000	$181,940,000.00	1.0000000	$-
Class B Notes	$27,670,000.00	1.0000000	$27,670,000.00	1.0000000	$-
Class C Notes	$42,620,000.00	1.0000000	$42,620,000.00	1.0000000	$-
Total Securities	$1,301,353,960.47	0.8961073	$1,255,876,814.09	0.8647920	$45,477,146.38

Weighted Avg. Coupon (WAC)	4.45%		4.45%
Weighted Avg. Remaining Maturity (WARM)	50.93		50.03
Pool Receivables Balance	$1,380,099,643.84		$1,331,544,368.50
Remaining Number of Receivables	82,022		80,738

Adjusted Pool Balance	$1,355,577,042.16		$1,308,205,014.68

III. COLLECTIONS

Principal:
Principal Collections	$47,548,113.64
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$481,821.94
Total Principal Collections	$48,029,935.58

Interest:
Interest Collections	$5,049,504.56
Late Fees & Other Charges	$67,556.92
Interest on Repurchase Principal	$-
Total Interest Collections	$5,117,061.48

Collection Account Interest	$5,803.37
Reserve Account Interest	$1,025.84
Servicer Advances	$-

Total Collections	$53,153,826.27

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Hyundai Auto Receivables Trust 2012-B
Monthly Servicing Report

Collection Period	October 2012
Distribution Date	11/15/12
Transaction Month	4
30/360 Days	30
Actual/360 Days	31

IV. DISTRIBUTIONS

Total Collections	$53,153,826.27
Reserve Account Available	$7,478,006.60
Total Available for Distribution	$60,631,832.87

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$1,150,083.04		$1,150,083.04	$1,150,083.04
Collection Account Interest					$5,803.37
Late Fees & Other Charges					$67,556.92
Total due to Servicer					$1,223,443.33

2. Class A Noteholders Interest:
Class A-1 Notes		$47,946.41		$47,946.41
Class A-2 Notes		$175,500.00		$175,500.00
Class A-3 Notes		$242,316.67		$242,316.67
Class A-4 Notes		$122,809.50		$122,809.50

Total Class A interest:		$588,572.58		$588,572.58	$588,572.58

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$32,051.08		$32,051.08	$32,051.08

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$69,257.50		$69,257.50	$69,257.50

Available Funds Remaining:					$51,240,501.78

Reserve Account Release					$-
Reserve Account Draw					$-

7. Regular Principal Distribution Amount:					$45,477,146.38

		Distributable Amount		Paid Amount
Class A-1 Notes				$45,477,146.38
Class A-2 Notes				$-
Class A-3 Notes				$-
Class A-4 Notes				$-
Class A Notes Total:		$45,477,146.38		$45,477,146.38
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Total Noteholders Principal				$45,477,146.38

8. Required Deposit to Reserve Account					0.00

9. Trustee Expenses					0.00

10. Remaining Available Collections Released to Certificateholder					5,763,355.40

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$24,522,601.68
Beginning Period Amount	$24,522,601.68
Current Period Amortization	$1,183,247.86
Ending Period Required Amount	$23,339,353.82
Ending Period Amount	$23,339,353.82
Next Distribution Date Amount	$22,187,145.55

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Hyundai Auto Receivables Trust 2012-B
Monthly Servicing Report

Collection Period	October 2012
Distribution Date	11/15/12
Transaction Month	4
30/360 Days	30
Actual/360 Days	31

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$7,478,006.60
Beginning Period Amount	$7,478,006.60
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$7,478,006.60
Ending Period Amount	$7,478,006.60

VII. OVERCOLLATERALIZATION

Overcollateralization Target	4.00%
Overcollateralization Floor	2.00%

	Beginning	Ending	Target
Overcollateralization Amount	$54,223,081.69	$52,328,200.59	$52,328,200.59
Overcollateralization as a % of Original Adjusted Pool	3.63%	3.50%	3.50%
Overcollateralization as a % of Current Adjusted Pool	4.00%	4.00%	4.00%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	99.20%	80,093	98.97%	$1,317,791,315.92
30 - 60 Days	0.68%	545	0.87%	$11,549,459.22
61 - 90 Days	0.10%	82	0.13%	$1,779,716.90
91 + Days	0.02%	18	0.03%	$423,876.46
		80,738		$1,331,544,368.50
Total
Delinquent Receivables 61 + days past due	0.12%	100	0.17%	$2,203,593.36
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.11%	89	0.15%	$2,005,573.46
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.06%	48	0.07%	$996,596.94
Three-Month Average Delinquency Ratio	0.10%		0.13%

Repossession in Current Period		50		$1,155,466.79
Repossession Inventory		65		$951,998.31

Charge-Offs
Gross Principal of Charge-Off for Current Period				$1,007,161.70
Recoveries				$(481,821.94)
Net Charge-offs for Current Period				$525,339.76

Beginning Pool Balance for Current Period				$1,380,099,643.84

Net Loss Ratio				0.46%
Net Loss Ratio for 1st Preceding Collection Period				0.33%
Net Loss Ratio for 2nd Preceding Collection Period				0.05%
Three-Month Average Net Loss Ratio for Current Period				0.28%

Cumulative Net Losses for All Periods				$994,671.84
Cumulative Net Losses as a % of Initial Pool Balance				0.07%

Principal Balance of Extensions				$6,715,264.46
Number of Extensions				305

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